Income Taxes (Tables)	6 Months Ended
Mar. 31, 2024
Income Taxes [Abstract]
Schedule of Reconciled to the Income Before Income Taxes	Per the consolidated statements of income and comprehensive income, the income tax expenses for the Company can be reconciled to the income before income taxes for the six months ended March 31, 2024 and 2023 as follows:
	For the six months ended
	March 31,
	2024	2023
	(Unaudited)	(Unaudited)
Income before taxes excluded the amounts of loss incurring entities	$12	$12,877
PRC EIT tax rates	25%,15%	25%,15%
Tax at the PRC EIT tax rates	$3	$1,062
Tax effect of R&D expenses deduction	(110,759)	(165,682)
Tax effect of deferred tax recognized	-	7,534
Tax effect of non-deductible expenses	110,756	48,896
Income tax (benefit) provision	$-	$(108,189)

Schedule of Income Taxes	Income taxes for the six months ended March 31, 2024 and 2023 are attributed to the Company’s continuing operations in China and consisted of:
	For the six months ended
	March 31,
	2024	2023
	(Unaudited)	(Unaudited)
Current income tax	$(162)	$(115,723)
Deferred income tax	162	7,534
Total income tax (benefit) provision	$-	$(108,189)

Schedule of Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of March 31, 2024 and September 30, 2023 are presented below:

	March 31,	September 30,
	2024	2023
	(Unaudited)
Deferred tax assets:
Allowance for credit losses	$95,556	$82,312
Inventory impairment provision	260,958	216,892
Other deductible temporary difference	(199,486)	(143,805)
Net operating loss carry-forward	450,612	445,937
valuation allowance for deferred income tax assets	(607,640)	(601,336)
Total	$-	$-